Acquisitions and disposals - Disclosure of Impact of Disposals (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	€ 40,489	€ 40,489	€ 38,591
Other non-current assets	942	942	974
Current assets	19,157	19,157	17,401
Liabilities	(56,120)	(56,120)	(55,349)
(Gain)/loss on recycling of currency retranslation on disposal		65	0
Profit/(loss) on sale attributable to Unilever		2,334	35
Consideration		4,606	49
Of which:
Cash		4,606	40
Cash balances of businesses sold		20	3
Non-cash items and deferred consideration		(20)	6
Goodwill	21,609	21,609	20,330
Intangible assets	18,880	18,880	18,261
Property, plant and equipment	10,770	10,770	10,347
Deferred tax assets	1,049	1,049	1,465
Financial liabilities due after one year	29,488	29,488	30,133	€ 27,305
Deferred tax liabilities	4,375	4,375	4,530
Ekaterra
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) on sale attributable to Unilever	2,303	2,303	0	€ 0
Consideration	4,594
Total disposals
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	948	948	3
Other non-current assets	1,075	1,075	4
Current assets	833	833	10
Liabilities	(649)	(649)	(3)
Net assets sold	2,207	2,207	€ 14
Total disposals | Ekaterra
Of which:
Goodwill	548	548
Intangible assets	395	395
Property, plant and equipment	453	453
Deferred tax assets	595	595
Inventories	301	301
Trade and other receivables	487	487
Trade payables	518	518
Financial liabilities due after one year	59	59
Deferred tax liabilities	€ 31	€ 31